INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Income tax benefit related to net operating loss carryforwards	$ 235,100
Income tax expense (benefit) related to operating loss carryforwards recorded as reduction to goodwill	32,100
Deferred tax assets, gross	584,438	$ 359,465
Tax credit carryforwards	57,300
Tax credit carryforwards that can be carried forward indefinitely	11,400
Tax credit carryforwards expiring primarily by 2018 and 2037	45,900
Valuation Allowance
Decrease in valuation allowance	20,500
Valuation allowance at end of period	111,700
Income Taxes Paid, Net [Abstract]
Unrecognized tax benefits, income tax penalties and interest accrued	20,100	18,800
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	18,500	17,400
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	5,700
Federal Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	1,300,000
Net operating loss carryforwards not subject to expiration	821,000
Net operating loss carryforwards without restrictions	796,400
Net operating loss carryforwards subject to expiration within 20 years	456,200
State Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	817,400
Net operating loss carryforwards without restrictions	520,900
Tax credit carryforwards	1,900
Foreign Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	442,100
Net operating loss carryforwards not subject to expiration	401,700
Net operating loss carryforwards subject to expiration within 20 years	40,400
Tax credit carryforwards	10,600
Tax credit carryforwards related to research and development	44,800
Federal and State Tax Credits
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Deferred tax assets, gross	$ 467,700
Continuing Operations
Income Taxes Paid, Net [Abstract]
Unrecognized tax benefits including tax interest accrued from Old IAC		$ 10,300